Annual Fund Operating Expenses - Inflation Protected Fund - None	Sep. 28, 2021
Operating Expenses:
Management Fees	0.44%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers and/or Expense Reimbursements	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.53%	[1]

[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2022, so that the advisory fee payable by the Fund to VALIC equals 0.47% on the first $250 million of the Fund’s average daily net assets, 0.42% on the next $250 million of the Fund’s average daily net assets, and 0.37% on average daily net assets over $500 million. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.